SEGMENT REPORTING (Tables)	9 Months Ended
Sep. 30, 2021
Segment Reporting
SCHEDULE OF SEGMENT REPORTING

	MEXICO		CORPORATE		TOTAL
	September 30	December 31	September 30	December 31	September 30	December 31
	2021	2020	2021	2020	2021	2020
	$	$	$	$	$	$
Property, plant and equipment	24,855	24,877	709	953	25,564	25,830
Additions - Property, plant and equipment	6,471	7,620	13	48	6,484	7,668
Mineral rights	635	804	20,117	19,707	20,752	20,511
Additions - Mineral rights	-	-	490	19,437	490	19,437
Total assets (1)	34,961	40,897	26,074	32,382	61,035	73,279
Total liabilities (1) (Note 12)	31,621	11,959	12,840	10,878	44,461	22,837

(1)	Certain comparative period balances related to deferred income tax and foreign exchange impacts have been reallocated to conform with the current period allocation. As a result, total assets for Mexico and Corporate as at December 31, 2020, previously reported as $63,062 and $10,217, were revised to $40,897 and $32,382, respectively.

Excellon Resources Inc.

Notes to the Condensed Consolidated Financial Statements

For the three and nine months ended September 30, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

	Three months ended		Nine months ended
	September 30	September 30	September 30	September 30
	2021	2020	2021	2020
	$	$	$	$
MEXICO
Revenue	9,151	9,857	28,649	16,105
Cost of sales	(7,376)	(7,144)	(22,905)	(17,198)
Exploration and holding expenses	(488)	(432)	(2,119)	(850)
Other expenses (Note 12)	(22,246)	(916)	(22,362)	(1,805)
Impairment loss (Note 5)	(752)	-	(752)	-
Finance income (expenses)	73	969	(1)	(80)
Income tax (expense) recovery	(4,843)	115	(4,918)	(694)
Net income (loss)	(26,481)	2,449	(24,408)	(4,522)

CORPORATE
General and administrative expenses	(1,453)	(1,502)	(5,436)	(5,009)
Exploration and holding expenses	(2,050)	(1,569)	(3,292)	(1,781)
Other expenses	(37)	(18)	(759)	1,438
Finance expenses	(761)	(1,261)	(2,437)	(1,749)
Income tax (expense) recovery	(78)	1,661	5	1,613
Net loss	(4,379)	(2,689)	(11,919)	(5,488)

Net loss	(30,860)	(240)	(36,327)	(10,010)